STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK BASED COMPENSATION
11.	STOCK BASED COMPENSATION

On May 20, 2005, the Board of Directors approved a stock option plan (the “Plan”) for the employees, directors, officers and consultants of the Company and any of its subsidiaries, which govern all options granted under the Plan. At the 2013 Annual Meeting on May 2, 2013, the shareholders reaffirmed the plan. Under the Plan, options to purchase common shares of the Company may be granted by the Board of Directors. The exercise price of the options granted is established by the Board of Directors based on the fair market value of the common shares, as of the date of the grant. The maximum number of common shares, which may be issued pursuant to options granted under the Plan, is equal to 15% of the common shares of the Company outstanding at any time.

Options granted under the Plan generally vest over a four-year period and may be exercised in whole or in part as to any vested options prior to the expiry time as follows: 25% on or after the first anniversary of the grant date, increasing 6.25% per quarter thereafter until fully vested after four years. Options generally expire six years after the date of the grant. The vesting of options granted under the plan ceases upon the death or the termination of employment of the participant or the participant ceases to be a director. The participant thereafter has 90 days to exercise any vested and unexpired options, after which any unexercised options shall lapse. The Board of Directors, at their discretion, may accelerate the vesting period of individual grants as deemed appropriate.

The Board of Directors may accelerate the vesting of all unvested options, in the event of certain change of control transactions, including without limitation a takeover bid, merger or other structured acquisition. The Board may further force the exercise of any and all vested options, and/or may cancel or replace any unvested options in any manner the Board deems reasonable, in its unfettered discretion. The Company can satisfy its obligation from the exercise of options by either issuing shares or repurchasing shares on the market. To date the Company has chosen to issue shares and does not expect to repurchase shares from the market to satisfy expected exercises of stock options.

The outstanding options and the activity relating to these options are as follows:

	Number of options	Weighted average exercise price (CDN$)	Average remaining contractual life in years	Aggregate intrinsic value (CDN$)

Balance as of December 31, 2011	4,162,061	$4.23
Granted	1,390,225	3.60
Exercised	(1,086,102)	2.24
Forfeited	(151,019)	4.38
Expired	(3,000)	1.71
Balance as of December 31, 2012	4,312,165	$4.52
Granted	2,148,146	2.53
Exercised	(219,755)	2.26
Forfeited	(721,327)	4.19
Expired	(662,247)	5.52
Balance as of December 31, 2013	4,856,982	$3.66
Granted	349,015	1.54
Exercised	-	-
Forfeited	(1,209,054)	3.82
Expired	(218,746)	4.51
Balance as of December 31, 2014	3,778,197	$3.36
Exercisable as of December 31, 2014	1,901,011	$4.04	3.3	$-
Vested and expected to vest as of December 31, 2014	3,402,599	$3.46	3.8	$27

The aggregate intrinsic value, in the table above, represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on December 31, 2014 and the exercise price for the in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2014. The total intrinsic value of the stock options exercised during years ended December 31, 2014, 2013 and 2012 calculated using the average market price during the respective year was $0, $133 and $707.

The following table summarizes options outstanding and exercisable at December 31, 2014:

Year granted	Number of options outstanding	Exercise price range (CDN$)	Weighted average exercise price (CDN$)	Number of options exercisable	Weighted average exercise price (CDN$)

2009	89,251	2.01 to 5.60	4.49	89,251	4.49
2010	210,435	5.52 to 6.45	5.97	210,435	5.97
2011	371,085	2.73 to 7.65	4.08	293,561	4.29
2012	1,146,610	2.73 to 7.18	4.21	728,613	4.34
2013	1,622,528	1.27 to 3.33	2.58	579,151	2.75
2014	338,288	0.47 to 1.94	1.53	-	-
	3,778,197	$0.47 to $7.65	$3.36	1,901,011	$4.04

The following assumptions were used in the calculation of the fair value of options granted during the year using the Black-Scholes option-pricing model:

	2014	2013	2012

Number of options granted during the year	349,015	2,148,146	1,390,225
Weighted average grant date fair value of stock options granted during the year (CDN$)	$0.82	$1.21	$1.92
Risk-free interest rate	1.59%	1.45%	1.35%
Dividend yield	0%	0%	0%
Expected life of the options	4.9 years	4.25 years	4.25 years
Expected volatility of the underlying stock	62.13%	58.81%	68.29%

Expected volatilities are based on the historic volatility of the Company’s shares as this represents the most appropriate basis to determine the expected volatility in future years.

The estimated grant date fair value of the options is expensed on a straight-line basis over the option’s vesting period. The table below summarizes the effect of recording share based compensation expense for the year:

	2014	2013	2012

Administrative	$723	$939	$693
Sales and marketing	387	499	449
Customer support and operations	231	223	152
Research and development	183	224	265
Net decrease in earnings	$1,524	$1,885	$1,559

The following table presents information on unvested stock options:

	Number of options	Weighted average grant date fair value (CDN$)

Balance as of January 1, 2012	1,603,300	$2.59
Granted during the year	1,390,225	1.92
Vested during the year	(583,388)	2.76
Forfeited during the year	(95,671)	1.98
Balance as of December 31, 2012	2,314,466	$2.17

Granted during the year	2,148,146	1.21
Vested during the year	(845,438)	2.26
Forfeited during the year	(458,821)	1.89
Balance as of December 31, 2013	3,158,353	$1.53

Granted during the year	349,015	0.82
Vested during the year	(1,128,345)	1.76
Forfeited during the year	(501,837)	1.20
Balance as of December 31, 2014	1,877,186	$1.35

As of December 31, 2014 there was $1,651 of unrecognized stock-based compensation expense related to unvested stock options. This will be expensed over the vesting period, which on a weighted-average basis, results in a period of approximately 2.1 years. The total fair value of stock options vested during the years ended December 31, 2014, 2013 and 2012 was $1,786, $1,841 and $1,614.